Consolidated principles and methods (Details)	6 Months Ended
	Jun. 30, 2023 subsidiary	Jun. 30, 2022
Significant Accounting Policies [Abstract]
Number of subsidiaries	5
Closing foreign exchange rate	1.0866	1.0387
Average foreign exchange rate	1.0811	1.0940